Label	Element	Value
Victory CEMP Long/Short Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory CEMP Long/Short Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies. The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock, and other entities, including limited partnerships and limited liability companies ("Underlying Funds"), that invest primarily in equity securities.

The Fund's Adviser uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets. The Adviser uses the model to attempt to achieve high, low or negative correlations to the broader equity markets.

The Fund will take a short position in a security or an index using one of the following investment techniques:

■  selling the security or index short on the open market,

■  entering into a short futures contract buying a put option on a security, index or futures contract,

■  selling a call option on a security, index or futures contract, or

■  entering into a derivatives contract that provides the economic equivalent of a short sale.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in money market funds or other investment companies, domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

■  Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

■  Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

■  Leverage Risk. Using derivatives to increase the Fund's long exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date the Fund sells the short position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.

■  Underlying Funds Risk. An Underlying Fund may not achieve its investment objective. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclay Equity Long/Short Index and S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	CompassEMPFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3/31/13 5.67% Worst Quarter: 6/30/13 -2.54% The year-to-date total return of the Fund's Class A shares as of September 30, 2015 was -2.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended 12/31/14)
Victory CEMP Long/Short Strategy Fund | Barclay Equity Long/Short Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.62%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Victory CEMP Long/Short Strategy Fund | S&P 500 Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Long/Short Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 715
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,520
Annual Return 2013	rr_AnnualReturn2013	6.36%
Annual Return 2014	rr_AnnualReturn2014	5.77%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Long/Short Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Victory CEMP Long/Short Strategy Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Victory CEMP Long/Short Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.21%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	750
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,828
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012
Victory CEMP Long/Short Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,907
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 19, 2012

[1]	The performance of the Barclay Equity Long/Short Index is from November 30, 2012 to December 31, 2014.
[2]	Restated to reflect current contractual fees.
[3]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[4]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 2.41%, and 1.41% of the Fund's Class A, Class C and Class I shares respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least October 31, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 2.20%, and 1.20% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[5]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.